                            NEW ENGLAND ZENITH FUND

New England Zenith Fund (the "Fund") is a mutual fund that provides a range of investment options. The following fifteen separate investment portfolios (the "Series") are offered through this Prospectus.

  MONEY MARKET SERIES                       EQUITY SERIES


  Back Bay Advisors Money Market Series     Alger Equity Growth Series

                                            Davis Venture Value Series
  FIXED-INCOME SERIES                       Goldman Sachs Midcap Value Series

                                            Loomis Sayles Small Cap Series
  Back Bay Advisors Bond Income Series      MFS Investors Series
  Salomon Brothers Strategic                MFS Research Managers Series
   Bond Opportunities Series                Westpeak Growth and Income Series
  Salomon Brothers U.S. Government Series   Westpeak Stock Index Series


  EQUITY AND FIXED-INCOME SERIES            INTERNATIONAL EQUITY SERIES


  Back Bay Advisors Managed Series          Morgan Stanley International
  Loomis Sayles Balanced Series              Magnum Equity Series

This Prospectus is designed to help you decide whether to invest in the Fund and which Series best match your investment objectives. The Prospectus is divided into four Sections:

  I  A brief overview of the structure of the Fund and the Series.

  II Summaries of each Series, including investment objectives and principal investment strategies and risks.

  III More detailed descriptions of each Series, including the investment process and additional investment risks.

  IV Other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              APRIL 30, 1999

                             TABLE OF CONTENTS

Section I--Overview of New England Zenith Fund.............................  B-3
Section II--Summary Information about each Series .........................  B-5
Section III--Additional Information about each Series ..................... B-31
Section IV--Other Information About The Fund............................... B-64
Financial Highlights....................................................... B-67

                                                                     ADDITIONAL
       SERIES                                                SUMMARY INFORMATION
       ------                                                ------- -----------
Back Bay Advisors Money Market Series.......................   B-5      B-32
Back Bay Advisors Bond Income Series........................   B-7      B-33
Salomon Brothers Strategic Bond Opportunities Series........   B-9      B-36
Salomon Brothers U.S. Government Series.....................  B-11      B-39
Back Bay Advisors Managed Series............................  B-13      B-41
Loomis Sayles Balanced Series...............................  B-15      B-44
Alger Equity Growth Series..................................  B-17      B-47
Davis Venture Value Series..................................  B-18      B-48
Goldman Sachs Midcap Value Series...........................  B-19      B-50
Loomis Sayles Small Cap Series..............................  B-21      B-54
MFS Investors Series........................................  B-23      B-56
MFS Research Managers Series................................  B-24      B-58
Westpeak Growth and Income Series...........................  B-25      B-60
Westpeak Stock Index Series.................................  B-27      B-61
Morgan Stanley International Magnum Equity Series...........  B-29      B-62

                SECTION I--OVERVIEW OF NEW ENGLAND ZENITH FUND


ORGANIZATION

The Fund is a mutual fund consisting of multiple investment portfolios, the Series. New England Investment Management, Inc. ("NEIM") (formerly TNE Advisers, Inc.) is the investment adviser to all the Series. NEIM has contracted with subadvisers to make the day-to-day investment decisions for all the Series.

INVESTORS

Fund shares are offered only to SEPARATE ACCOUNTS established by New England Life Insurance Company ("New England Financial") and Metropolitan Life Insurance Company ("Metropolitan Life") or their affiliates (the "Separate Accounts"). The Fund serves as the investment vehicle for variable life insurance, variable annuity and group annuity products of New England Financial and Metropolitan Life or their affiliates. The general public may not directly purchase Fund shares. The performance information in the Prospectus does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

A SEPARATE ACCOUNT is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

TYPES OF INVESTMENTS

Each Series invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income.

 Equity Securities

Equity securities include common stocks, preferred stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation. Stocks often pay a DIVIDEND.

A DIVIDEND is a payment made by a company to a shareholder that typically is based on the issuer's performance. A dividend may be paid as cash or additional securities.

Investment advisers often characterize stocks as growth stocks or value stocks. Generally, an investment adviser considers a stock to be a growth stock if it expects the company's earnings to grow relatively rapidly. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

 Fixed-income Securities

Fixed-income securities represent an obligation of an issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the MATURITY DATE, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The MATURITY DATE is the date on which a fixed-income security "matures." This is the date on which the borrower must pay back the borrowed amount, the principal.

               SECTION II--SUMMARY INFORMATION ABOUT EACH SERIES

                     BACK BAY ADVISORS MONEY MARKET SERIES

INVESTMENT OBJECTIVE

The investment objective of the Back Bay Advisors Money Market Series ("Money Market") is the highest possible level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Back Bay Advisors, Inc. ("Back Bay Advisors") invests Money Market's assets in a managed portfolio of MONEY MARKET INSTRUMENTS.

A money market fund is a type of mutual fund that only invests in certain types of high quality securities with short maturities. These securities are sometimes referred to as MONEY MARKET INSTRUMENTS. Please see Section III for more information on money market instruments.

PRINCIPAL INVESTMENT RISKS

AN INVESTMENT IN MONEY MARKET IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $100.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET.

Factors that could harm the investment performance of Money Market include:

  . A general decline in fixed-income security markets.

  . Poor performance of individual fixed-income securities held by Money
    Market, which may be due to interest rate risk and credit risk.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Money Market for the last ten full calendar years. The table following the bar chart compares the average annual total returns of Money Market to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of Money Market's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]

                        YEAR             TOTAL RETURN
                        ----             ------------
                        1989                 9.2%
                        1998                 8.2%
                        1991                 6.2%
                        1992                 3.8%
                        1993                 3.0%
                        1994                 4.0%
                        1995                 5.6%
                        1996                 5.1%
                        1997                 5.3%
                        1998                 5.3%

During the period shown above, the highest quarterly return was 2.4% for the second quarter of 1989, and the lowest quarterly return was 0.7% for the second quarter of 1993. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                    PAST ONE YEAR PAST FIVE YEARS PAST TEN YEARS
                                    ------------- --------------- --------------
Money Market.......................     5.3%           5.1%            5.6%
91 day T-Bill Rate.................     4.8%           4.9%            5.2%

                      BACK BAY ADVISORS BOND INCOME SERIES

INVESTMENT OBJECTIVE

The investment objective of the Back Bay Advisors Bond Income Series ("Bond Income") is a high level of current income consistent with protection of capital.

PRINCIPAL INVESTMENT STRATEGIES

Back Bay Advisors, Bond Income's subadviser, invests Bond Income's assets primarily in fixed-income securities. Back Bay Advisors will invest at least 80% of Bond Income's assets in INVESTMENT GRADE securities, and may invest up to 10% of Bond Income's assets in obligations of foreign issuers.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD DEBT. High yield debt is typically riskier than investment grade securities.

PRINCIPAL INVESTMENT RISKS

Investing in Bond Income involves risks. Bond Income may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Bond Income include:

  . A general decline in U.S. or foreign fixed-income security markets.

  . Poor performance of individual fixed-income securities held by Bond
    Income, which may be due to interest rate risk and credit risk.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risks. These risks are discussed more fully in
    Section III.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Bond Income for the last ten full calendar years. The table following the bar chart compares the average annual total returns of Bond Income to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Bond Income's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]

                        YEAR             TOTAL RETURN
                        ----             ------------
                        1989                12.3%
                        1998                 8.1%
                        1991                18.0%
                        1992                 8.2%
                        1993                12.6%
                        1994                -3.4%
                        1995                21.2%
                        1996                 4.6%
                        1997                10.9%
                        1998                 9.0%

During the period shown above, the highest quarterly return was 7.7% for the second quarter of 1995 and the lowest quarterly return was -3.1% for the first quarter of 1994. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                   PAST ONE YEAR PAST FIVE YEARS PAST TEN YEARS
                                   ------------- --------------- --------------
Bond Income.......................     9.0%           8.2%           10.0%
Lehman Brothers Intermediate
 Government/Corporate Bond Index..     8.4%           6.6%            8.5%
Lipper Variable Products A-rated
 Corporate Bond Fund Average......     8.1%           6.7%            9.8%

              SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

INVESTMENT OBJECTIVE

The investment objective of the Salomon Brothers Strategic Bond Opportunities Series ("Strategic Bond") is a high level of total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Salomon Brothers Asset Management Inc ("SBAM"), Strategic Bond's subadviser, invests substantially all of Strategic Bond's assets in three classes of fixed-income securities: (1) U.S. investment grade securities (including U.S. Government obligations), (2) U.S. and foreign HIGH YIELD DEBT, and (3) foreign government securities.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD DEBT. High yield debt is typically riskier than investment grade securities.

PRINCIPAL INVESTMENT RISKS

Investing in Strategic Bond involves risks. Strategic Bond may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Strategic Bond include:

  . A general decline in U.S. or foreign fixed-income security markets.

  . Poor performance of the classes of fixed-income securities held by Strategic Bond.

  . Poor performance of individual fixed-income securities held by Strategic
    Bond, which may be due to interest rate risk and credit risk.

  . The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in Section III.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Strategic Bond for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Strategic Bond to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Strategic Bond's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.
                     [SALOMON BROTHERS CHART APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                    19.4%
                        1996                    14.4%
                        1997                    11.1%
                        1998                     2.0%

During the period shown above, the highest quarterly return was 9.8% for the second quarter of 1995, and the lowest quarterly return was -2.4% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING DECEMBER 31

                                                          LIFE OF THE SERIES
                                          PAST ONE YEAR   (OCTOBER 31, 1994)
                                          ------------- -----------------------
Strategic Bond...........................     2.0%               10.7%
Lehman Brothers Aggregate Bond Index.....     8.7%               9.7%
Lipper Variable Products General Bond
 Fund Average............................     5.1%      Data only available for
                                                        full one-year periods

                    SALOMON BROTHERS U.S. GOVERNMENT SERIES

INVESTMENT OBJECTIVE

The investment objective of the Salomon Brothers U.S. Government Series (the "U.S. Government Series") is a high level of current income consistent with preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Salomon Brothers Asset Management Inc ("SBAM"), subadviser to the U.S. Government Series, generally invests at least 80% of the assets of the U.S. Government Series in fixed-income securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities ("U.S. Government Securities") or in collateralized mortgage obligations ("CMOs") that relate to such securities. The U.S. Government Series may also invest up to 20% of its assets in INVESTMENT GRADE fixed-income securities that are not U.S. Government Securities.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

PRINCIPAL INVESTMENT RISKS

Investing in the U.S. Government Series involves risks. The U.S. Government Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the U.S. Government Series include:

  . A general decline in fixed-income security markets.

  . Poor performance of the types of fixed-income securities in which U.S.
    Government Series invests relative to other fixed-income securities.

  . Poor performance of individual fixed-income securities held by the U.S.
    Government Series, which may be due to interest rate risk and credit risk.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of the U.S Government Series for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of the U.S Government Series to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of the returns of the U.S. Government Series, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                    15.0%
                        1996                     3.3%
                        1997                     8.6%
                        1998                     7.5%

During the period shown above, the highest quarterly return was 5.5% for the second quarter of 1995, and the lowest quarterly return was -1.5% for the first quarter of 1996. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                          LIFE OF THE SERIES
                                          PAST ONE YEAR   (OCTOBER 31, 1994)
                                          ------------- -----------------------
U.S. Government Series...................     7.5%               8.3%
Lehman Brothers Intermediate Government
 Bond Index..............................     8.5%               8.2%
Lipper Variable Products U.S. Mortgage
 and GNMA Fund Average...................     7.3%      Data only available for
                                                        full one-year periods

                        BACK BAY ADVISORS MANAGED SERIES

INVESTMENT OBJECTIVE

The investment objective of the Back Bay Advisors Managed Series (the "Managed Series") is a favorable total return through investment in a diversified portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Back Bay Advisors, subadviser to the Managed Series, invests the assets of the Managed Series in a portfolio of U.S. common stocks and U.S. and foreign fixed-income securities. Back Bay Advisors will generally invest more of the assets of Managed Series in common stocks than in fixed-income securities. The Managed Series will generally invest in the stocks included in the S&P 500 Index and may invest in INVESTMENT GRADE fixed-income securities, HIGH YIELD DEBT and fixed-income securities of foreign issuers, including non-U.S. dollar denominated securities.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD DEBT. High yield debt is typically riskier than investment grade securities.

PRINCIPAL INVESTMENT RISKS

Investing in the Managed Series involves risks. The Managed Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Managed Series include:

  . A general decline in the stocks included in the S&P 500 Index or U.S. or foreign fixed-income security markets.

  . Poor performance of individual equity securities or poor performance of fixed-income securities held by the Managed Series, which may be due to interest rate risk and credit risk.

  . Poor performance of equity securities relative to fixed-income securities when Back Bay Advisors emphasizes investment in equity securities, or poor performance of fixed-income securities relative to equity securities when Back Bay Advisors emphasizes investment in fixed-income securities.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of the Managed Series for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Managed Series to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of the returns of the Managed Series, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1989                    19.1%
                        1990                     3.2%
                        1991                    20.2%
                        1992                     6.7%
                        1993                    10.6%
                        1994                    -1.1%
                        1995                    31.3%
                        1996                    15.0%
                        1997                    26.6%
                        1998                    19.7%

During the period shown above, the highest quarterly return was 14.9% for the fourth quarter of 1998, and the lowest quarterly return was -7.4% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                   PAST ONE YEAR PAST FIVE YEARS PAST TEN YEARS
                                   ------------- --------------- --------------
Managed Series....................     19.7%          17.7%          14.7%
S&P 500 Index.....................     28.7%          24.1%          19.2%
Lehman Brothers
 Government/Corporate Bond Index..      9.5%           7.3%           9.3%
Lipper Variable Products Flexible
 Portfolio Fund Average...........     13.4%          13.8%          14.8%

                         LOOMIS SAYLES BALANCED SERIES

INVESTMENT OBJECTIVE

The investment objective of the Loomis Sayles Balanced Series (the "Balanced Series") is reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

PRINCIPAL INVESTMENT STRATEGIES

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), subadviser to the Balanced Series, invests the assets of the Balanced Series in a mix of U.S. equity and fixed-income securities. The Balanced Series invests at least 25% of its assets in fixed-income securities. Loomis Sayles has the flexibility to invest the remaining 75% of the assets of the Balanced Series in either equity or fixed-income securities, depending on its economic and investment outlook, although under normal market conditions more than 50% of the total assets of the Balanced Series will be invested in stocks that Loomis Sayles regards as value stocks.

PRINCIPAL INVESTMENT RISKS

Investing in the Balanced Series involves risks. The Balanced Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Balanced Series include:

  . A general decline in stock markets or fixed-income markets.

  . Poor performance of individual equity securities or poor performance of fixed-income securities held by the Balanced Series, which may be due to interest rate risk and credit risk.

  . Poor performance of equity securities relative to fixed-income securities when Loomis Sayles emphasizes investment in equity securities, or poor performance of fixed-income securities relative to equity securities when Loomis Sayles is relatively heavily invested in fixed-income securities.

  . Potentially rapid price changes (volatility) of equity securities.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of the Balanced Series for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of the Balanced Series to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of the returns of the Balanced Series, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                             [GRAPH APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                    24.8%
                        1996                    16.9%
                        1997                    16.2%
                        1998                     9.1%

During the period shown above, the highest quarterly return was 9.7% for the fourth quarter of 1998, and the lowest quarterly return was -6.4% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                           LIFE OF THE SERIES
                                           PAST ONE YEAR   (OCTOBER 31, 1994)
                                           ------------- -----------------------
Balanced Series..........................       9.1%              15.9%
S&P 500 Index............................      28.7%              28.4%
Lehman Brothers Government/Corporate Bond
 Index...................................       9.5%              9.9%
Lipper Variable Products Balanced Fund
 Average.................................      14.9%     Data only available for
                                                         full one-year periods

                           ALGER EQUITY GROWTH SERIES

INVESTMENT OBJECTIVE

The investment objective of the Alger Equity Growth Series ("Equity Growth") is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fred Alger Management, Inc. ("Alger"), Equity Growth's investment subadviser, invests Equity Growth's assets primarily in growth stocks. Alger will ordinarily invest at least 65% of Equity Growth's total assets in equity securities of issuers with market capitalization of $1 billion or greater.

PRINCIPAL INVESTMENT RISKS

Investing in Equity Growth involves risks. Equity Growth may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Equity Growth include:

  . A general decline in U.S. stock markets.

  . Poor performance of individual stocks held by Equity Growth.

  . Potentially rapid price changes (volatility) of equity securities.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Equity Growth for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Equity Growth to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Equity Growth's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                 [CHART FOR ALGER EQUITY GROWTH APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                    48.8%
                        1996                    13.2%
                        1997                    25.6%
                        1998                    47.8%

During the period shown above, the highest quarterly return was 26.1% for the fourth quarter of 1998, and the lowest quarterly return was -7.1% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                            LIFE OF SERIES
                                          PAST ONE YEAR   (OCTOBER 31, 1994)
                                          ------------- -----------------------
Equity Growth............................     47.8%              30.1%
S&P 500 Index............................     28.7%              28.4%
Lipper Variable Products Growth Fund
 Average.................................     24.7%     Data only available for
                                                        full one-year periods

                           DAVIS VENTURE VALUE SERIES

INVESTMENT OBJECTIVE

The investment objective of the Davis Venture Value Series ("Venture Value") is growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Davis Selected Advisers, L.P. ("Davis Selected"), Venture Value's subadviser, invests Venture Value's assets primarily in U.S. common stocks of companies that have a market capitalization of at least $5 billion and that it believes are of high quality and are selling at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

PRINCIPAL INVESTMENT RISKS

Investing in Venture Value involves risks. Venture Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Venture Value include:

  . A general decline in the U.S. stock market.

  . Poor performance of individual stocks held by Venture Value.

  . Potentially rapid price changes (volatility) of equity securities.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Venture Value for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Venture Value to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Venture Value's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                    [SALOMON BROTHERS CHART APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                    39.3%
                        1996                    25.8%
                        1997                    33.5%
                        1998                    14.4%

During the period shown above, the highest quarterly return was 21.2% for the fourth quarter of 1998, and the lowest quarterly return was -14.5% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                            LIFE OF SERIES
                                          PAST ONE YEAR   (OCTOBER 31, 1994)
                                          ------------- -----------------------
Venture Value............................     14.4%              25.6%
S&P 500 Index............................     28.7%              28.4%
Lipper Variable Products Growth Fund
 Average.................................     24.7%     Data only available for
                                                        full one-year periods

                       GOLDMAN SACHS MIDCAP VALUE SERIES

INVESTMENT OBJECTIVE

The investment objective of the Goldman Sachs Midcap Value Series ("Midcap Value") is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., invests, under normal circumstances, most of Midcap Value's assets in equity securities that GSAM believes are relatively underpriced and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index. GSAM may invest up to 25% of Midcap Value's total assets in foreign securities (including up to 15% of its total assets in securities issued in emerging markets and securities the prices of which are quoted in foreign currencies). In addition GSAM may invest 35% of Midcap Value's total assets in fixed-income securities, including up to 10% of its total assets in HIGH YIELD DEBT. Midcap Value does not focus on dividend income.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD DEBT. High yield debt is typically riskier than investment grade securities.

PRINCIPAL INVESTMENT RISKS

Investing in Midcap Value involves risks. Midcap Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Midcap Value include:

  . A general decline in U.S. or foreign stock markets or fixed-income securities markets.

  . Poor performance of individual stocks or fixed-income securities held by Midcap Value.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Midcap Value for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Midcap Value to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Midcap Value's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts. On May 1, 1998, GSAM succeeded Loomis Sayles as subadviser to Midcap Value. The performance information set forth below relates to the life of the Series and therefore, reflects the management of both GSAM and Loomis Sayles.

                [CHART FOR GSAM AND LOOMIS SAYLES APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1994                    -0.3%
                        1995                    30.4%
                        1996                    17.6%
                        1997                    17.4%
                        1998                    -5.5%

During the period shown above, the highest quarterly return was 16.4% for the second quarter of 1997, and the lowest quarterly return was -19.8% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                          LIFE OF THE SERIES
                          PAST ONE YEAR PAST FIVE YEARS    (APRIL 30, 1993)
                          ------------- --------------- -----------------------
Midcap Value.............     -5.5%          11.1%               12.5%
Russell Midcap Index.....     10.1%          17.3%               17.4%
Lipper Variable Products
 Midcap Fund Average.....     18.3%          14.5%      Data only available for
                                                        full one-year periods

                         LOOMIS SAYLES SMALL CAP SERIES

INVESTMENT OBJECTIVE

The investment objective of the Loomis Sayles Small Cap Series ("Small Cap") is long-term capital growth from investments in common stocks or their equivalents.

PRINCIPAL INVESTMENT STRATEGIES

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Small Cap's subadviser will invest, under normal market conditions, at least 65% of Small Cap's total assets in equity securities of U.S. companies with market capitalizations that fall within the capitalization range of those companies constituting the Russell 2000 Index. Small Cap invests in both value and growth stocks.

PRINCIPAL INVESTMENT RISKS

Investing in Small Cap involves risks. Small Cap may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Small Cap include:

  . A general decline in the U.S stock market.

  . Poor performance of individual stocks held by Small Cap.

  . Potentially rapid price changes (volatility) of equity securities.

  . Poor performance of small capitalization issuers relative to the performance of issuers with larger capitalizations.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Small Cap for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Small Cap to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Small Cap's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                     [GRAPH FOR LOOMIS SAYLES APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                    28.9%
                        1996                    30.7%
                        1997                    24.9%
                        1998                    -1.7%

During the period shown above, the highest quarterly return was 17.4% for the fourth quarter of 1998, and the lowest quarterly return was -18.5% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                          LIFE OF THE SERIES
                                          PAST ONE YEAR      (MAY 2, 1994)
                                          ------------- -----------------------
Small Cap................................     -1.7%              16.0%
Russell 2000 Index.......................     -2.6%              14.5%
Lipper Variable Products Small Company
 Fund Average............................      1.4%     Data only available for
                                                        full one-year periods

                              MFS INVESTORS SERIES

INVESTMENT OBJECTIVE

The investment objective of the MFS Investors Series (the "Investors Series") is reasonable current income and long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

Massachusetts Financial Services Company ("MFS"), subadviser to the Investors Series, ordinarily invests at least 65% of the total assets of the Investors Series in equity securities. Although the Series may invest in companies of any size, the Series focuses on companies with large market capitalizations (greater than $5 billion) that MFS believes has sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. MFS may also invest a substantial portion of the assets of the Investors Series in foreign securities.

PRINCIPAL INVESTMENT RISKS

Investing in the Investors Series involves risks. The Investors Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Investors Series include:

  . A general decline in U.S. or foreign stock markets.

  . Poor performance of individual equity securities held by the Investors
    Series.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

INVESTMENT PERFORMANCE RECORD

The Investors Series is a new Series and does not yet have an investment performance record.

                          MFS RESEARCH MANAGERS SERIES

INVESTMENT OBJECTIVE

The investment objective of the MFS Research Managers Series (the "Research Managers Series") is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Massachusetts Financial Services Company ("MFS"), subadviser to the Research Managers Series, invests at least 80% of the total assets of the Research Managers Series in equity securities. The Series invests primarily in companies that MFS believes possess better than average prospects for long-term growth and attractive valuations. MFS may also invest up to 20% of the net assets of the Series in foreign securities.

PRINCIPAL INVESTMENT RISKS

Investing in the Research Managers Series involves risks. The Research Managers Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Research Managers Series include:

  . A general decline in U.S. or foreign stock markets.

  . Poor performance of individual equity securities held by the Research
    Managers Series.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

INVESTMENT PERFORMANCE RECORD

The Research Managers Series is a new Series and does not yet have an investment performance record.

                       WESTPEAK GROWTH AND INCOME SERIES

INVESTMENT OBJECTIVE

The investment objective of the Westpeak Growth and Income Series ("Growth and Income") is long-term total return through investment in equity securities.

PRINCIPAL INVESTMENT STRATEGIES

Westpeak Investment Advisors, L.P., Growth and Income's subadviser, is not limited to either the growth or value style of investing. Westpeak sometimes invests more of Growth and Income's assets in value stocks, and sometimes invests more heavily in growth stocks. Growth and Income invests primarily in stocks of large capitalization U.S. companies, such as those included in the S&P 500 Index, but it may also invest in securities of other large capitalization companies. Westpeak emphasizes individual stock selection rather than targeting particular industries or sectors that it believes may outperform other sectors.

PRINCIPAL INVESTMENT RISKS

Investing in Growth and Income involves risks. Growth and Income may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Growth and Income include:

  . A general decline in the U.S. stock market.

  . Poor performance of individual stocks held by Growth and Income.

  . Potentially rapid price changes (volatility) of equity securities.

  . Poor performance of growth stocks relative to value stocks when Westpeak emphasizes investment in growth stocks, or poor performance of value stocks relative to growth stocks when Westpeak emphasizes investment in value stocks.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Growth and Income for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of Growth and Income to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of Growth and Income's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

                    [CHART OF TOTAL RETURNS APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1994                    -1.2%
                        1995                    36.5%
                        1996                    18.1%
                        1997                    33.5%
                        1998                    24.4%

During the period shown above, the highest quarterly return was 19.5% for the fourth quarter of 1998, and the lowest quarterly return was -12.3% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                          LIFE OF THE SERIES
                          PAST ONE YEAR PAST FIVE YEARS    (APRIL 30, 1993)
                          ------------- --------------- -----------------------
Growth & Income..........     24.4%          21.5%               21.5%
S&P 500 Index............     28.7%          24.1%               22.6%
Lipper Variable Products
 Growth and Income Fund       16.5%          18.8%      Data only available for
 Average.................                               full one-year periods

                          WESTPEAK STOCK INDEX SERIES

INVESTMENT OBJECTIVE

The investment objective of the Westpeak Stock Index Series ("Stock Index") is investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

PRINCIPAL INVESTMENT STRATEGIES

Westpeak, subadviser to Stock Index, attempts to duplicate the composite price and yield performance of the S&P 500 Index.

Westpeak will ordinarily invest Stock Index's assets in all of the 500 stocks included in the S&P 500 Index. Each month, Westpeak purchases and sells stocks as necessary to duplicate the proportions of stocks included in the S&P 500 Index.

PRINCIPAL INVESTMENT RISKS

Investing in Stock Index involves risks. Stock Index may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Stock Index include:

  . A general decline in the value of stocks included in the S&P 500 Index.

  . Potentially rapid price changes (volatility) of equity securities.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of Stock Index for the last ten full calendar years. The table following the bar chart compares the average annual total returns of Stock Index to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of the returns of Stock Index, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts. On August 1, 1993, Westpeak succeeded Back Bay Advisors as subadviser to Stock Index. The performance information set forth below relates to the life of the Series and, therefore, reflects the management of both Westpeak and Back Bay Advisors.

                             [GRAPH APPEARS HERE]

                        YEAR             TOTAL RETURN
                        ----             ------------
                        1989                30.2%
                        1998                -4.1%
                        1991                30.4%
                        1992                 7.3%
                        1993                 9.7%
                        1994                 1.1%
                        1995                36.9%
                        1996                22.5%
                        1997                32.5%
                        1998                27.9%

During the period shown above, the highest quarterly return was 21.1% for the fourth quarter of 1998, and the lowest quarterly return was -13.7% for the third quarter of 1990. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                   PAST ONE YEAR PAST FIVE YEARS PAST TEN YEARS
                                   ------------- --------------- --------------
Stock Index.......................     27.9%          23.5%          18.6%
S&P 500 Index.....................     28.7%          24.1%          19.2%
Lipper Variable Products S&P 500
 Fund Average.....................     28.3%          23.6%          20.5%

               MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES

INVESTMENT OBJECTIVE

The investment objective of the Morgan Stanley International Magnum Equity Series ("International Equity") is long-term capital appreciation through investment primarily in international equity securities.

PRINCIPAL INVESTMENT STRATEGIES

Morgan Stanley Asset Management ("MSAM") is International Equity's subadviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances (including as subadviser to International Equity) using the name Morgan Stanley Asset Management. MSAM invests International Equity's assets in a diversified portfolio of stocks of foreign issuers domiciled in EAFE COUNTRIES. MSAM seeks to achieve superior long-term returns by creating a diversified portfolio of stocks that MSAM believes are undervalued. To achieve this goal, MSAM implements a combination of strategic geographic asset allocation and fundamental, value-oriented stock selection implemented by regional experts around the globe.

EAFE COUNTRIES are countries included in the Morgan Stanley Capital International EAFE Index. This index consists of companies headquartered in approximately 20 countries, including Australia, New Zealand, many nations in Western Europe and the more developed nations of Asia, such as Japan, Hong Kong and Singapore.

PRINCIPAL INVESTMENT RISKS

Investing in International Equity involves risks. International Equity may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of International Equity include:

  . A general decline in foreign stock markets.

  . Poor performance of the stock markets in which International Equity invests relative to the performance of other stock markets.

  . Poor performance of individual stocks held by International Equity.

  . Potentially rapid price changes (volatility) of equity securities.

  . The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are discussed more fully in
    Section III.

INVESTMENT PERFORMANCE RECORD

The bar chart below shows the annual total return of International Equity for each full calendar year since the Series began operations. The table following the bar chart compares the average annual total returns of International Equity to the returns of a relevant broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products. This information helps illustrate the volatility of International Equity's returns, and does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts. On May 1, 1997, MSAM succeeded Draycott Partners, Ltd. as subadviser to International Equity. The performance information set forth below relates to the life of the Series and, therefore, reflects the management of both MSAM and Draycott Partners, Ltd.

                             [GRAPH APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                     6.0%
                        1996                     6.9%
                        1997                    -1.3%
                        1998                     7.3%

During the period shown above, the highest quarterly return was 14.8% for the first quarter of 1998, and the lowest quarterly return was -17.1% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31

                                                           LIFE OF THE SERIES
                                           PAST ONE YEAR   (OCTOBER 31, 1994)
                                           ------------- -----------------------
International Equity.....................       7.3%              5.1%
Morgan Stanley Capital International EAFE
 Index...................................      20.6%              8.0%
Lipper Variable Products International         13.4%     Data only available for
 Fund Average............................                full one-year periods

             SECTION III--ADDITIONAL INFORMATION ABOUT EACH SERIES

This Section contains additional information that may help you decide whether and how much to invest in each Series. This Section discusses the principal strategies and risks of investing in each Series. However, each Series may invest in securities and engage in certain investment practices not discussed below or in the Summary. For more information about these securities, strategies and related risks, please see "Investment Risks" in the Fund's Statement of Additional Information (the "SAI"). Please call the toll free number listed on the back cover of the Prospectus to receive a free copy of the SAI.

TEMPORARY DEFENSIVE POSITIONS

Each Series other than Money Market and Stock Index may, for temporary defensive purposes, hold all or a substantial portion of its assets in cash or fixed-income investments. The types of securities in which a Series may invest include U.S. Government securities, investment grade fixed-income securities, money market instruments and REPURCHASE AGREEMENTS. No estimate can be made as to when or for how long a Series may employ a defensive strategy. Although a defensive strategy may help insulate a Series from a downturn in securities markets, it could prevent the Series from capturing the gains it would otherwise achieve if the Series did not employ a defensive strategy.

REPURCHASE AGREEMENTS are agreements under which a Series purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Series at a later date. Repurchase agreements allow a Series to earn a return on available cash at relatively low credit risk.

PORTFOLIO TURNOVER

Each Series may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Series may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

INVESTMENT RESTRICTIONS

Each Series is restricted as to the types of investments it may make. These restrictions are described in detail in the SAI. Some investment restrictions are "fundamental," which means that the Fund's Trustees may only change them after obtaining shareholder approval. The investment objective of each Series may be changed without shareholder approval, except for the investment objectives of the following Series: Small Cap, Bond Income, Growth and Income, Managed, Money Market and Stock Index.

INVESTMENT PERCENTAGE REQUIREMENTS AND CAPITALIZATION

Several of the Series have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. These percentage requirements and capitalization ranges apply at the time an investment is made; a change in the value of an investment after it is acquired is not treated as a violation of these policies or ranges.

                     BACK BAY ADVISORS MONEY MARKET SERIES

PRINCIPAL INVESTMENT STRATEGIES

Back Bay Advisors invests Money Market's assets in a managed portfolio of MONEY MARKET INSTRUMENTS.

 Investment selection

Money market instruments are short term fixed-income investments that include the following:

  . Obligations backed by the full faith and credit of the United States
    Government, and other obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities.

  . Commercial paper and other corporate debt obligations rated in the highest rating category by S&P or Moody's (or, if unrated, of comparable quality).

  . REPURCHASE AGREEMENTS.

  . Obligations of banks or savings and loan associations with net assets of more than $100 million.

REPURCHASE AGREEMENTS are agreements under which a Series purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Series at a later date. Repurchase agreements allow a Series to earn a return on available cash at relatively low credit risk.

PRINCIPAL INVESTMENT RISKS

 Fixed-income Securities

Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities.

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both CREDIT RISK and MARKET RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

PORTFOLIO MANAGEMENT

As of December 31, 1998, Back Bay Advisors managed approximately $9.5 billion in assets. In addition to Series of the Fund, Back Bay Advisors advises 10 mutual funds and several institutional accounts. Back Bay Advisors is located at 399 Boylston Street, Boston, Massachusetts 02116.

During the year ended December 31, 1998, Money Market paid 0.35% of its average net assets in investment advisory fees and its total operating expenses were 0.45% of such assets.

                      BACK BAY ADVISORS BOND INCOME SERIES

PRINCIPAL INVESTMENT STRATEGIES

Back Bay Advisors invests Bond Income's assets primarily in fixed-income securities. Back Bay Advisors will invest at least 80% of Bond Income's assets in investment grade securities, and may invest up to 10% of Bond Income's assets in obligations of foreign issuers.

 Investment Selection

Back Bay Advisors evaluates potential investments for Bond Income in several steps.

Back Bay Advisors first allocates the assets of Bond Income that are available for investment among three principal areas: corporate securities, mortgage-backed securities and U.S. Treasury securities. Back Bay Advisors makes this allocation based on its analysis of current and future interest rate trends and market indicators. Once Back Bay Advisors makes this allocation, it searches for investment opportunities in each area.

When evaluating domestic and foreign corporate fixed-income securities, Back Bay Advisors first considers the relative attractiveness of corporate securities in four different sectors: industrial, financial, utilities, and YANKEE. Back Bay Advisors allocates assets among the four sectors based on its evaluation of the relative merits of each sector and its market outlook. Back Bay Advisors next analyzes the credit quality of specific issuers and the market prices of securities of those issuers.

The YANKEE sector consists of senior debt issued by foreign companies in U.S. dollars.

When evaluating mortgage-backed securities, Back Bay Advisors reviews the creditworthiness and likelihood of prepayment on the mortgages underlying those securities.

When evaluating U.S. Treasury securities, Back Bay Advisors considers the difference between the interest rates on U.S. Treasury securities of various maturities and the interest rates on other fixed-income securities.

Back Bay Advisors generally attempts to maintain a duration for the Bond Income portfolio that is within 1 1/2 years of the duration of the Lehman Aggregate Bond Index.

PRINCIPAL INVESTMENT RISKS

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both CREDIT RISK and MARKET RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a PREMIUM.

PREMIUM when it bought the security, the holder might receive less from the issuer than it paid for the security.

 High yield debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of LEVERAGE. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

 Foreign Securities

In addition to the risks associated with equity securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. Back Bay Advisors may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, Back Bay Advisors cannot assure that these techniques will be effective.

 Forward Contracts and Futures

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts.

Forward contracts. By entering into a forward contract, Bond Income is giving up the potential gains (and avoiding the potential

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date or an obligation to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, Bond Income could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, Bond Income might not be able to close out futures transactions without incurring substantial losses.

PORTFOLIO MANAGEMENT

As of December 31, 1998, Back Bay Advisors managed approximately $9.5 billion in assets. In addition to Series of the Fund, Back Bay Advisors manages 10 mutual funds and several institutional accounts. Back Bay Advisors is located at 399 Boylston Street, Boston, Massachusetts 02116.

Catherine L. Bunting is primarily responsible for the day-to-day management of Bond Income. Ms. Bunting is a Senior Vice President of Back Bay Advisors and has served as Bond Income's portfolio manager since January 1989.

During the fiscal year ended December 31, 1998, Bond Income paid 0.40% of its average net assets in investment advisory fees and its total operating expenses were 0.48% of such assets.

              SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

PRINCIPAL INVESTMENT STRATEGIES

SBAM invests substantially all of Strategic Bond's assets in three classes of fixed-income securities: (1) U.S. investment grade securities (including U.S. Government obligations), (2) U.S. and foreign high yield debt, and (3) foreign government securities.

 Investment Selection

SBAM determines how to invest Strategic Bond assets in several steps:

SBAM has an investment committee consisting of senior portfolio managers which analyzes current interest rate trends and their impact on potential economic scenarios. This committee meets every month to revise its estimate of interest rate and general market trends. Based on this analysis, Strategic Bond's portfolio managers allocate assets among the various classes of securities in which the Series invests. Once this allocation is set, SBAM focuses on specific investment opportunities within those areas.

SBAM considers many factors when selecting individual fixed-income securities, including the interest rate of the security, the interval at which the interest rate adjusts, the date of maturity of the security and the creditworthiness of the issuer. SBAM also considers Strategic Bond's likely need for liquidity, which can be influenced by redemptions (and opportunities for purchases of other securities), and the DURATION of the portfolio, which will generally be approximately 4.5 years.

DURATION is an estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Series' duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.

PRINCIPAL INVESTMENT RISKS

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both CREDIT RISK and MARKET RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of higher interest rate. This additional payment is a PREMIUM.

 Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the

Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. SBAM may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, SBAM cannot assure that these techniques will be effective.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date or an obligation to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

 Forward Contracts and Futures

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts.

Forward contracts. By entering into a forward contract, Strategic Bond is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, Strategic Bond could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, Strategic Bond might not be able to close out futures transactions without incurring substantial losses.

 Emerging Markets

Strategic Bond may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

 High Yield Debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of LEVERAGE. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

 High Yield, High Risk Foreign Securities

SBAM may invest up to 100% of Strategic Bond's total assets in high yield, high risk foreign securities. High yield, high risk foreign securities are typically issued by emerging countries, and will therefore be subject to emerging market risks in addition to risks of foreign securities described above. Other risks may include high interest rates and under collateralization.

PORTFOLIO MANAGEMENT

As of December 31, 1998, SBAM managed approximately $29 billion in assets. SBAM is located at 7 World Trade Center, New York, New York 10048.

SBAM may delegate to its affiliate, Salomon Brothers Asset Management Limited ("SBAM Ltd."), any of its responsibilities with respect to transactions of Strategic Bond in foreign currencies and debt securities denominated in foreign currencies. SBAM Ltd. is located at Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England.

Roger Lavan is primarily responsible for the day-to-day management of the investment grade portion of Strategic Bond's portfolio. Mr. Lavan joined SBAM as the Director and Portfolio Manager in 1990.

Peter Wilby is primarily responsible for the day-to-day management of the high yield and foreign sovereign securities portion of Strategic Bond's portfolio. Mr. Wilby joined SBAM in 1989 and is a Managing Director of SBAM.

David Scott is primarily responsible for the day-to-day management of currency transactions and certain non-dollar denominated debt securities investments of Strategic Bond's portfolio. Mr. Scott joined SBAM in 1994 and is a Managing Director of SBAM.

During the year ended December 31, 1998, Strategic Bond paid 0.65% of its average net assets in investment advisory fees and its total operating expenses were 0.85% of such assets.

                    SALOMON BROTHERS U.S. GOVERNMENT SERIES

PRINCIPAL INVESTMENT STRATEGIES

SBAM generally invests at least 80% of the assets of the U.S. Government Series in U.S. Government
Securities or in CMOs that relate to such securities.
The U.S. Government Series may also invest up to 20% of its assets in investment grade fixed-income securities that are not U.S. Government Securities.

 Investment Selection

SBAM determines how to invest assets of the U.S.
Government Series in several steps.

SBAM has an investment committee consisting of senior portfolio managers which analyzes current interest rate trends and their impact on potential economic scenarios. This committee meets every month to revise its estimate of interest rate and general economic trends. Based on this analysis, portfolio managers of the Series allocate assets among various classes of securities, including U.S. Treasury securities and securities of agencies or instrumentalities of the U.S. Government, mortgage-backed assets and investment grade fixed-income securities. The mortgage-backed assets in which the Series invests include GNMA and FNMA mortgage-backed securities and other privately issued mortgage-backed securities, including CMOs.

SBAM considers many factors when selecting individual fixed-income securities, including the interest rate of the security, the interval at which that interest rate adjusts, the date of maturity of the security and the creditworthiness of the issuer. SBAM also considers the U.S. Government Series' likely need for liquidity, which can be influenced by redemptions and opportunities for purchases of other securities, and the DURATION of the portfolio, which typically fluctuates between 2.5 and 5 years.

DURATION is an estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Series' duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.

PRINCIPAL INVESTMENT RISKS

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both CREDIT RISK and MARKET RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Collateralized Mortgage Obligations (CMOs). One type of security in which the U.S. Government Series can invest is a CMO. CMOs are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the U.S. Government Series are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government Securities.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a PREMIUM.

PORTFOLIO MANAGEMENT

As of December 31, 1998, SBAM managed approximately $29 billion in assets. SBAM is located at 7 World Trade Center, New York, New York 10048.

Roger Lavan has been primarily responsible for the day-to-day management of U.S. Government Bond since 1997. Mr. Lavan joined SBAM as Director and Portfolio Manager in 1990 and served as a co-portfolio manager of U.S. Government Bond from its inception until 1997.

During the year ended December 31, 1998, U.S. Government Bond paid 0.55% of its average net assets in investment advisory fees and its total operating expenses were 0.70% of such assets.

                        BACK BAY ADVISORS MANAGED SERIES

PRINCIPAL INVESTMENT STRATEGIES

Back Bay Advisors invests the assets of the Managed Series in a portfolio of U.S. common stocks and U.S. and foreign fixed-income securities. Back Bay Advisors will generally invest more of the assets of Managed Series in common stocks than in fixed-income securities. The Managed Series will generally invest in the stocks included in the S&P 500 Index and may invest in investment grade fixed-income securities, high yield debt and fixed-income securities of foreign issuers, including non-dollar denominated securities.

 Investment Selection

Back Bay Advisors evaluates potential investments for the Managed Series in several steps.

Each week, Back Bay Advisors uses a quantitative model to evaluate and adjust the Managed Series' allocation of assets between equity and fixed-income securities. This model analyzes U.S. Government monetary policy, the relative valuation of stock markets relative to fixed-income markets and the flow of funds between stock markets and fixed-income markets.

Equity Securities. Back Bay Advisors generally invests all of the Managed Series' equity portfolio in stocks included in the S&P 500. Back Bay Advisors uses quantitative analysis to invest approximately 20% of this portfolio in value stocks. Back Bay Advisors invests the remaining 80% of this portfolio to reflect individual stock and industry sector weightings of the S&P 500.

Fixed-Income Securities. Back Bay Advisors first allocates the assets of the Managed Series that will be invested in fixed-income securities among three areas: corporate securities, mortgage-backed securities and U.S. Treasury securities. Back Bay Advisors makes this allocation based on its analysis of current and future interest rate trends and market indicators. Once Back Bay Advisors makes this allocation, it searches for investment opportunities in each area.

When evaluating corporate fixed-income securities, Back Bay Advisors first considers the relative attractiveness of domestic and foreign corporate securities in four different sectors: industrial, financial, utilities, and YANKEE. Back Bay Advisors allocates assets among the four sectors based on its evaluation of the relative merits of each sector and its market outlook. Back Bay Advisors next analyzes the credit quality of specific issuers and the market prices of securities of those issuers.


The YANKEE sector consists of senior debt issued by foreign companies in U.S. dollars.

When evaluating mortgage-backed securities, Back Bay Advisors reviews the creditworthiness and likelihood of prepayment on the mortgages underlying those securities.

When evaluating U.S. Treasury securities, Back Bay Advisors considers the difference between the interest rates on U.S. Treasuries of various maturities and the interest rates on other fixed-income securities.

The DURATION of the fixed-income securities portfolio of the Managed Series may vary widely; generally, the duration will range from 5 to 10 years.

DURATION is an estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Series' duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both CREDIT RISK and MARKET RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder might receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a PREMIUM.

 High yield debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of LEVERAGE. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

 Foreign Securities

In addition to the risks associated with equity securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner.

As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. Back Bay Advisors may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, Back Bay Advisors cannot assure that these techniques will be effective.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a security, the value of which is based on (derived from) the movement of an underlying instrument. This instrument could be the price of another security or other asset or an interest rate, among other things.

 Forward Contracts and Futures

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts.

Forward contracts. By entering into a forward contract, the Managed Series is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, the Managed Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Managed Series might not be able to close out futures transactions without incurring substantial losses.

PORTFOLIO MANAGEMENT

As of December 31, 1998, Back Bay Advisors managed approximately $9.5 billion in assets. In addition to Series of the Fund, Back Bay Advisors advises 10 mutual funds and several institutional accounts. Back Bay Advisors is located at 399 Boylston Street, Boston, Massachusetts 02116.

Peter Palfrey is primarily responsible for the day-to-day management of the Managed Series. Mr. Palfrey is a Vice President of Back Bay Advisors and has served as portfolio manager of the Managed Series since January 1994.

During the year ended December 31, 1998, the Managed Series paid 0.50% of its average net assets in investment advisory fees and its total operating expenses were 0.58% of such assets.

                         LOOMIS SAYLES BALANCED SERIES

PRINCIPAL INVESTMENT STRATEGIES

Loomis Sayles invests the assets of the Balanced Series in a mix of equity and fixed-income securities. The Balanced Series invests at least 25% of its assets in fixed-income securities. Loomis Sayles has the flexibility to invest the remaining 75% of the assets of the Balanced Series in either equity or fixed-income securities, depending on its economic and investment outlook, although under normal market conditions more than 50% of the total assets of the Balanced Series will be invested in stocks that Loomis Sayles regards as value stocks.

 Investment Selection

Loomis Sayles usually invests approximately 60 to 65% of the total assets of the Balanced Series in equity securities, although this equity allocation can shift, depending on Loomis Sayles' longer-term outlook for returns on both equity and fixed-income securities. When allocating assets, Loomis Sayles considers, among other things, the valuation level of the general markets, the valuation level of stocks in the Balanced Series' portfolio, the forecast earnings growth for those companies, trends in inflation, the level of interest rates and the expected direction of change in economic growth.

 Equity Holdings

The Balanced Series' equity holdings generally consist of value stocks with a minimum market capitalization of $2 billion. When selecting stocks for the Balanced Series, Loomis Sayles screens all market sectors for stocks that have below-average price/earnings ratios on next year's earnings. Loomis Sayles then uses a proprietary quantitative model to review each stock that it believes will improve its earnings outlook and ranks each stock within its industry group based on valuation, earnings momentum and balance sheet strength. Stocks for which Loomis Sayles analysts have positive opinions and which have high quantitative rankings become leading purchase candidates for the Balanced Series, at the discretion of the portfolio managers.

 Fixed-income Holdings

The Balanced Series' fixed-income holdings may consist of a variety of securities including U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities, and corporate bonds. The emphasis, however, is on corporate bonds. The selection process for corporate bonds is a bottom-up process in which individual securities are selected from Loomis Sayles' corporate credit universe of approximately 600 issuers. Specific issues are selected based upon credit fundamentals, yield spread versus U.S. Treasury issues and maturity considerations. Holdings are limited to a maximum 5% position in any one credit issuer, no more than 50% in any one sector (i.e., utilities, finance, or industrial bonds) and no more than 20% in any one industry. Once a security is identified as a possible purchase candidate, the portfolio managers consider market conditions, supply and demand, and other economic factors when making a purchase decision.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both CREDIT RISK and MARKET RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of higher interest rate. This additional payment is a PREMIUM.

 When-Issued Securities

Loomis Sayles may purchase WHEN-ISSUED SECURITIES. If a Series has made a commitment to purchase a when-issued security, the Series is obligated to purchase that security on the settlement date, which is usually one week to one month after the purchase commitment. If the value of the security falls (or rises) before the settlement date, the Series will be exposed to that change in value, because the price it must pay for the security is fixed at the time of its purchase commitment. Favorable or unfavorable news about particular issuers or markets could cause the value of the security to fall (or increase) more than Loomis Sayles expected, and the Balanced Series may have to pay more (or less) than it would otherwise have been willing to pay if it had not made the purchase commitment. The Balanced Series will have cash or cash equivalents in a segregated account sufficient to pay for any when-issued security at time of settlement.

A WHEN-ISSUED SECURITY is a security that a buyer commits to purchase on some future date, when that security is issued (the settlement date). The price of the when-issued security that the buyer will pay is fixed at the time of the purchase commitment.

PORTFOLIO MANAGEMENT

Loomis Sayles has been in the investment management business since 1926. As of December 31, 1998, Loomis Sayles managed approximately $64 billion in assets. Loomis Sayles' address is One Financial Center, Boston, Massachusetts 02110.

Tricia Mills and Tom Kolefas manage the equity portion of the Series, and Meri Anne Beck, Barr Segal and John Hyll manage the fixed-income portion of the Series. Ms. Mills has served as portfolio manager since the Series inception, and Mr. Kolefas has served as portfolio manager since September 1998. Ms. Beck and Mr. Hyll have had portfolio management responsibility for the Series' fixed-income investments since 1994. Mr. Segal has served as portfolio manager since July 1997, and has been a member of the Series' fixed-income securities investment team since 1996. Messrs. Hyll and Segal and Mses. Beck and Mills are Vice Presidents of Loomis Sayles. Mses. Beck and Mills and Mr. Hyll have been employed by Loomis Sayles for more than five years. Prior to 1996, Mr. Segal was a Senior Portfolio Manager at TWC Group. Mr. Kolefas joined Loomis Sayles in 1996. Prior to 1996, Mr. Kolefas was employed as a portfolio manager at Mackay Shields Financial Corporation.

During the year ended December 31, 1998, the Balanced Series paid 0.70% of its average net assets in investment advisory fees and its total operating expenses were 0.82% of such assets.

                           ALGER EQUITY GROWTH SERIES

PRINCIPAL INVESTMENT STRATEGIES

Alger invests Equity Growth's assets primarily in growth stocks. Alger will ordinarily invest at least 65% of Equity Growth's total assets in equity securities of issues with market capitalization of $1 billion or greater.

 Stock Selection

Alger seeks out and invests primarily in companies that are traded on domestic stock exchanges or in the domestic over-the-counter market. The companies Alger chooses for the portfolio of the Series may still be in the development stage, may be older companies that appear to be entering a new stage of growth progress due to factors like management changes or development of new technologies, products or markets, or may be companies providing products or services with a high unit volume growth rate. Alger focuses on fundamental characteristics of individual companies and does not allocate assets based on specific industry sectors.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization issuers.

PORTFOLIO MANAGEMENT

As of December 31, 1998, Alger managed approximately $10.5 billion in assets for seven mutual funds and other institutional investors. Alger's address is One World Trade Center, Suite 9333, New York, New York 10038.

David D. Alger and Ron Tartaro have served as Equity Growth's portfolio managers since its inception in October 1994. Mr. Alger became Alger's President in 1995 and served as Executive Vice President and Director of Research before 1995. Mr. Tartaro has been employed by Alger since 1990 and has been a Senior Vice President since 1995.

During the year ended December 31, 1998, Equity Growth paid 0.75% of its average net assets in investment advisory fees and its total operating expenses were 0.83% of such assets.

                           DAVIS VENTURE VALUE SERIES

PRINCIPAL INVESTMENT STRATEGIES

Davis Selected invests Venture Value's assets primarily in U.S. common stocks of companies that have a market capitalization of at least $5 billion and that Davis Selected believes are of high quality and are selling at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

 Stock selection

Davis Selected has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis Selected searches for companies that possess:

  . Excellent management.

  . Managers who own stock in their own company.

  . Strong returns on investments of an issuer's capital.

  . A lean expense structure.

  . A dominant or growing market share in a growing market.

  . A proven record as an acquirer.

  . A strong balance sheet.

  . Products or services that are not likely to become obsolete.

  . Successful international operations.

  . Innovation in all aspects of operations.

Davis Selected does not have particular allocation strategies, and emphasizes individual stock selection rather than industry sectors. Davis Selected relies heavily on its evaluation of the management of potential investments, and will ordinarily visit the managers at their place of business to gain insight into the relative value of different companies.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

PORTFOLIO MANAGEMENT

As of December 31, 1998, Davis Selected, together with its affiliated institutional asset management companies, managed approximately $22 billion in assets. Davis Selected's address is 124 East Mercy Street, Santa Fe, New Mexico 87501. Davis Selected may delegate to Davis Selected Advisers-NY, Inc. any of its responsibilities related to Venture Value. Davis Selected Advisers-NY, Inc. is a wholly owned subsidiary of Davis Selected and is located at 609 Fifth Avenue, New York, New York 10017.

Christopher C. Davis and Kenneth C. Feinberg are co-portfolio managers of Venture Value. Christopher Davis has been the portfolio manager for Venture Value and other equity funds managed by Davis Selected since February 1997. Christopher Davis was co-portfolio manager of Venture Value with Shelby M.C. Davis from October 1995 until February 1997. Prior to co-managing Venture Value's portfolio, Christopher Davis worked as Shelby Davis' assistant portfolio manager and research analyst. Mr. Feinberg has co-managed other equity funds for Davis Selected since May 1998 and became co-portfolio manager of Venture Value in April 1999. Mr. Feinberg was a research analyst at Davis Selected from December 1994 until May 1998, and before that he was an Assistant Vice President of Investor Relations for Continental Corp.

As Chief Investment Officer, Shelby Davis provides investment themes and strategies to, and helps select individual stocks for, Venture Value.

During the year ended December 31, 1998, Venture Value paid 0.75% of its average net assets in investment advisory fees and its total operating expenses were 0.83% of such assets.

                       GOLDMAN SACHS MIDCAP VALUE SERIES

PRINCIPAL INVESTMENT STRATEGIES

GSAM invests, under normal circumstances, most of Midcap Value's assets in equity securities that GSAM believes are relatively underpriced and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index. GSAM may invest up to 25% of Midcap Value's total assets in foreign securities (including up to 15% of its total assets in securities issued in emerging markets and securities the prices of which are quoted in foreign currencies). In addition, GSAM may invest up to 35% of Midcap Value's total assets in fixed-income securities, including up to 10% of its total assets in high yield debt. Midcap Value does not focus on dividend income.

 Stock Selection

GSAM evaluates securities using a value approach, employing fundamental analysis to identify securities that are, in its view, underpriced relative to a combination of such companies' long-term earning prospects, growth potential, future cash flows and dividend-paying ability. GSAM may also invest Midcap Value's assets in securities of companies that have experienced difficulties and that GSAM believes are available at attractive prices. Factors that GSAM considers when evaluating a company as a potential investment include:

  . High quality of the company's core business.

  . The company's competitiveness and market position.

  . The degree of regulation in markets in which the company operates.

  . A record of success by the company's management team.

  . The level of the company's financial leverage.

  . A sustainable return on capital invested in the company's business.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of smaller capitalization companies involve potentially greater risks and higher volatility than those of larger, more established companies.

 Fixed-income Securities

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both CREDIT RISK and MARKET RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder might receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a PREMIUM.

 High yield debt

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of LEVERAGE. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate amount.

LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

 Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. GSAM may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, GSAM cannot assure that these techniques will be effective.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

 Forward Contracts and Futures

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets or, in some cases, to increase overall returns for non-hedging purposes.

Forward contracts. By entering into a forward contract, Midcap Value is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, Midcap Value could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buying or selling futures contracts under some market conditions. If this happens, GSAM might not be able to close out futures transactions without incurring substantial losses.

 Emerging Markets

Midcap Value may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

PORTFOLIO MANAGEMENT

As of December 31, 1998, GSAM managed approximately $195 billion in assets. GSAM is located at One New York Plaza, New York, New York 10004.

Paul D. Farrell is the manager of a team of portfolio managers (the "Midcap Value Team") that makes the day-to-day investment decisions for Midcap Value. Mr. Farrell joined GSAM in 1991 and in 1998 became responsible for managing the Midcap Value Team.

Eileen A. Aptman, Matthew B. McLennan, and Karma Wilson, all of whom are Vice Presidents of GSAM, constitute the Midcap Value Team, and have served as portfolio managers of Midcap Value since September 1998. Ms. Aptman joined GSAM in 1993. Mr. McLennan joined GSAM in 1995. From 1994 to 1995 he worked in the Investment Banking Division of Goldman Sachs in Australia. Ms. Wilson joined GSAM in 1994. Prior to 1994 she was an investment analyst with Bankers Trust Australia Ltd.

During the year ended December 31, 1998, Midcap Value paid 0.73% of its average net assets in investment advisory fees and its total operating expenses were 0.88% of such assets.

                         LOOMIS SAYLES SMALL CAP SERIES

PRINCIPAL INVESTMENT STRATEGIES

Loomis Sayles, under normal market conditions, will invest at least 65% of Small Cap's total assets in equity securities of U.S. companies with market capitalizations that fall within the capitalization range of those companies constituting the Russell 2000 Index. Small Cap invests in both value and growth stocks.

 Stock Selection

Loomis Sayles begins with a universe of approximately 3000 companies that generally fall within the market capitalization range of the Russell 2000 Index. Small Cap's portfolio managers, with the assistance of Loomis Sayles' research analysts, conduct fundamental analysis on these companies to identify companies that Loomis Sayles believes have strong earnings prospects and growth potential and that appear to the portfolio managers to be the most undervalued in the current market. Finally, Loomis Sayles builds a diversified portfolio across many economic sectors so that Small Cap is partially protected against the inherent volatility of small capitalization companies. Portfolio managers and research analysts regularly monitor the performance of the stocks held by Small Cap and the fundamentals of the companies that have issued those stocks.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of small capitalization companies may underperform the broad equity markets and may be more volatile than other stocks.

Real Estate Investment Trusts (REITs). One category of equity securities in which Small Cap invests are REIT's. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to CREDIT RISK and MARKET RISK, although equity REITs are also sensitive to market risk.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

PORTFOLIO MANAGEMENT

Loomis Sayles has been in the investment management business since 1926. As of December 31, 1998, Loomis Sayles managed approximately $64 billion in assets. Loomis Sayles' address is One Financial Center, Boston, Massachusetts 02110.

Christopher R. Ely and Jeffrey C. Petherick are the lead Portfolio Managers of Small Cap. The other Portfolio Managers are Mary C. Champagne, Philip C. Fine and David L. Smith.

Mr. Petherick, a Vice President of Loomis Sayles, has managed (or co-managed) the Series since its inception and joined Loomis Sayles more than five years ago. Mr. Ely, a Vice President of Loomis Sayles, has co-managed the Series since April 1999 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Ely was a Senior Vice President and portfolio manager at Keystone Investment Management Company, Inc. Ms. Champagne, a Vice President of Loomis Sayles, has co-managed the Series since 1995 and joined Loomis Sayles more than five years ago. Mr. Fine, a Vice President of Loomis Sayles, has co-managed the Series since April 1999 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Fine was a Vice President and portfolio manager at Keystone Investment Management Company, Inc. Mr. Smith, a Vice President of Loomis Sayles, has co-managed the Series since April 1999 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Smith was a Vice President and portfolio manager at Keystone Investment Management Company, Inc.

During the year ended December 31, 1998, Small Cap paid 1.00% of its average net assets in investment advisory fees and its total operating expenses were 1.00% of such assets.

                              MFS INVESTORS SERIES

PRINCIPAL INVESTMENT STRATEGIES

MFS ordinarily invests at least 65% of the total assets of the Investors Series in equity securities. Although the Series may invest in companies of any size, the Series focuses on companies with large market capitalizations (greater than $5 billion) that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. MFS may also invest a substantial portion of the assets of the Investors Series in foreign securities.

 Stock Selection

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Investors Series. This means that MFS selects securities based upon fundamental analysis performed by the portfolio manager and MFS' large group of equity research analysts.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

 Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S.

economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MFS may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, MFS cannot assure that these techniques will be effective.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

 Forward Contracts and Futures Contracts

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, the Investors Series is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, the Investors Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Investors Series might not be able to close out futures transactions without incurring substantial losses.

PORTFOLIO MANAGEMENT

As of March 31, 1999, MFS managed approximately $100 billion in assets on behalf of over 4 million investors worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

John D. Laupheimer and Mitchell D. Dynan are the portfolio managers of Investors Series. Mr. Laupheimer is a Senior Vice President of MFS and has been employed by MFS as a portfolio manager since 1981. Mr. Dynan is a Vice President of MFS and has been employed as a portfolio manager since 1986.

The Series will pay 0.90% of its average daily net assets in investment advisory fees.

                          MFS RESEARCH MANAGERS SERIES

PRINCIPAL INVESTMENT STRATEGIES

MFS invests at least 80% of the total assets of the Research Managers Series in equity securities. The Series invests primarily in companies that MFS believes possess better than average prospects for long-term growth and attractive valuations. MFS may also invest up to 20% of the net assets of the Series in foreign securities.

 Stock Selection

A committee of investment research analysts selects portfolio securities for the Research Managers Series. This committee includes investment analysts employed by MFS and MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The committee first allocates assets among various industries. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the investment objective of the Series from within their assigned industry responsibility. Analysts focus on companies that they believe have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Series may invest in companies of any size and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

 Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MFS may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, MFS cannot assure that these techniques will be effective.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

 Forward Contracts and Futures

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, the Research Managers Series is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, the Research Managers Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, MFS might not be able to close out futures transactions without incurring substantial losses.

PORTFOLIO MANAGEMENT

As of March 31, 1999, MFS managed approximately $100 billion in assets on behalf of over 4 million investors worldwide. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Research Managers Series is currently managed by a committee of various equity research analysts employed by MFS and its affiliates.

The Research Managers Series will pay 0.90% of its average daily net assets in investment advisory fees.

                       WESTPEAK GROWTH AND INCOME SERIES

PRINCIPAL INVESTMENT STRATEGIES

Westpeak is not limited to either the growth or value style of investing. Westpeak sometimes invests more of Growth and Income's assets in value stocks, and sometimes invests more heavily in growth stocks. Growth and Income invests primarily in stocks of large capitalization U.S. companies, such as those included in the S&P 500 Index, but it may also invest such assets in securities of smaller companies, such as those included in the Russell 1000 Index. Westpeak emphasizes individual stock selection rather than targeting particular industries or sectors which it believes may outperform other sectors.

 Stock Selection

Westpeak uses the following procedure to select stocks for Growth and Income:

  . Westpeak collects extensive amounts of information on a large universe of companies.

  . Westpeak then develops a profile of characteristics that Westpeak believes Growth and Income's portfolio should possess to best achieve the investment objective of the Series. Westpeak considers many factors when developing this profile, including historic earnings and other fundamentals, market expectations for corporate earnings and overall growth prospects. Westpeak regularly revises the profile in response to changing market conditions.

  . Westpeak then ranks each of the companies in a variety of categories based on the information it has collected about those companies.

  . Westpeak then uses fundamental research, quantitative analysis and judgment to select stocks that, when assembled in a single portfolio, will most closely replicate the profile Westpeak builds for Growth and Income.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

PORTFOLIO MANAGEMENT

As of December 31, 1998, Westpeak managed approximately $6.2 billion in assets. Westpeak manages several other mutual funds as well as equity portfolios for corporate and public retirement plans, insurance and trust companies, and other large institutional investors. Westpeak is located at 1011 Walnut Street, Boulder, Colorado 80302.

Gerald H. Scriver is Westpeak's President, Chief Executive Officer and Chief Investment Officer, and Philip J. Cooper, CFA, is its Executive Vice President, Director of Portfolio Management. Mr. Scriver and Mr. Cooper have both served as the portfolio managers of Growth and Income since its inception in 1993 and both have been with Westpeak since it was established in 1991.

During the year ended December 31, 1998, Growth and Income paid 0.70% of its average net assets in investment advisory fees and its total operating expenses were 0.78% of such assets.

                          WESTPEAK STOCK INDEX SERIES

PRINCIPAL INVESTMENT STRATEGIES

Westpeak attempts to duplicate the composite price and yield performance of the S&P 500 Index.

Westpeak will ordinarily invest Stock Index's assets in all of the 500 stocks included in the S&P 500 Index. Each month, Westpeak adjusts the proportions of stocks included in Stock Index to replicate the proportions of stocks included in the S&P 500 Index.

 Stock Selection

Westpeak collects data each day on the proportions of the 500 stocks included in the S&P 500. Each month, Westpeak purchases and sells stocks as necessary to duplicate the proportions of stocks included in the S&P 500 Index.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

PORTFOLIO MANAGEMENT

As of December 31, 1998, Westpeak managed approximately $6.2 billion in assets. Westpeak manages several other mutual funds as well as equity portfolios for corporate and public retirement plans, insurance and trust companies, and other large institutional investors. Westpeak is located at 1011 Walnut Street, Boulder, Colorado 80302.

Gerald H. Scriver is Westpeak's President, Chief Executive Officer and Chief Investment Officer, and Philip J. Cooper, CFA, is its Executive Vice President, Director of Portfolio Management. Mr. Scriver and Mr. Cooper have both served as the portfolio managers of Stock Index since 1993 and both have been with Westpeak since it was established in 1991.

During the year ended December 31, 1998, Stock Index paid 0.25% of its average net assets in investment advisory fees and its total operating expenses were 0.37% of such assets.

               MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES

PRINCIPAL INVESTMENT STRATEGIES

MSAM invests International Equity's assets in a diversified portfolio of stocks of foreign issuers domiciled in EAFE countries. MSAM may also invest up to 5% of the Series' total assets in non-EAFE countries. MSAM seeks to achieve superior long-term returns by creating a diversified portfolio of stocks that MSAM believes are undervalued. To achieve this goal, MSAM implements a combination of strategic geographic asset allocation and fundamental, value-oriented stock selection implemented by regional experts around the globe.

 Stock Selection

MSAM evaluates potential investments for International Equity in several steps.

The New York-based portfolio management team decides upon the appropriate allocation of International Equity's assets among Europe, Japan and developed Asia (including Australia/New Zealand). This regional allocation is based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors and input from the regional stock selection teams and from MSAM's Asset Allocation Committee, which is made up of several of MSAM's most senior investment officers.

Once the allocations to Europe, Asia and Japan have been determined, overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks International Equity should purchase in their respective geographic regions. These three regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's finances, products and management, typically meeting with a company's management before its stock is purchased.

PRINCIPAL INVESTMENT RISKS

 Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

 Foreign Securities

In addition to the risks associated with equity securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries.

Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MSAM may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, MSAM cannot assure that these techniques will be effective.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

 Forward Contracts and Futures

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, International Equity is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the price of the security or index on which the contract is based, International Equity could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, International Equity might not be able to close out futures transactions without incurring substantial losses.

PORTFOLIO MANAGEMENT

As of December 31, 1998, MSAM, together with its affiliated institutional asset management companies, managed approximately $163.4 billion in assets. MSAM's address is 1221 Avenue of the Americas, New York, New York 10020.

Francine J. Bovich, a Managing Director of Morgan Stanley & Co. Incorporated and MSAM, joined MSAM in 1993. She is primarily responsible for managing International Equity's portfolio. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser. Barton Biggs, Managing Director of MSAM, heads MSAM's Asset Allocation Committee.

During the year ended December 31, 1998, International Equity paid 0.90% of its average net assets in investment advisory fees and its total operating expenses were 1.30% of such assets.

               SECTION IV--OTHER INFORMATION ABOUT THE FUND

INVESTMENT ADVISORY SERVICES

NEIM was organized in 1994 by New England Financial to serve as the investment adviser of the Fund. NEIM is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Series pays NEIM an investment advisory fee. NEIM has contracted with subadvisers to make the day-to-day investment decisions for these Series and NEIM pays each subadviser's fees. NEIM also provides a full range of administrative and accounting services to these Series.


ADVISER/SUBADVISER RELATIONSHIP

The Fund has received an exemptive order from the Securities and Exchange Commission that permits NEIM to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or NEIM, without obtaining shareholder approval. The Fund's Board of Trustees must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits the Fund to continue to employ an existing subadviser without shareholder approval after events that would otherwise cause an automatic termination of a subadvisory agreement (and the need for a shareholder vote). This continuation must be approved by the Board of Trustees. The Fund will notify shareholders of any subadviser changes and any other event of which notification is required under the order.

PURCHASE AND REDEMPTION OF SHARES

The Separate Accounts may purchase or redeem shares of a Series on each day that the New York Stock Exchange (the "NYSE") is open for business. The Fund sells and redeems shares of each Series at the net asset value for that Series calculated at the close of regular trading on the NYSE, ordinarily 4:00 p.m. Eastern time each day. These transactions are made on the same day that the purchase order or redemption request is received by the Fund from the Separate Accounts. No transactions occur on those days that the NYSE is closed for trading.

The Fund may suspend the right of redemption for any Series and may postpone payment for any period when the NYSE is closed for other than weekends or holidays. The Fund may also postpone payment when trading on the NYSE is restricted or during an emergency in which disposing of securities or fairly determining the value of net assets is impracticable. The Fund may also suspend redemption rights when the SEC permits such suspension for the protection of investors.

SHARE VALUATION AND PRICING

 Net Asset Value

Each Series determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The net asset value per share for each Series is calculated by dividing the Series' total net assets by its number of outstanding shares.

Because foreign exchanges are not always closed at the same time that the NYSE is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the NYSE is closed. Therefore, the net asset value of Series that hold these securities may change on days that Separate Accounts will not be able to purchase or redeem Fund shares.

 Securities Valuation

The entire Money Market investment portfolio and any fixed-income securities with remaining maturities of 60 days or less held by any other Series are valued at amortized cost. Other portfolio securities of each Series normally are valued at market value. On the rare occasions when no current market value is available for a portfolio security, the Fund's Board of Trustees is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to the subadvisers of the Series.

YEAR 2000

The Fund depends on the smooth functioning of computer systems for both its internal operations and overall investment performance. Many computer systems in use today cannot distinguish between the year 1900 and the year 2000. If computer systems fail to process information properly relating to the year 2000, the Fund's operations and services could be harmed, and the securities in which the Fund invests may not perform as well as they otherwise might.

NEIM, the subadvisers and certain other service providers to the Series have reported that each expects to modify its systems, as necessary, prior to January 1, 2000 to address the so-called "year 2000 problem." However, there can be no assurance that the problems will be corrected, and Fund operations and services provided to shareholders may be affected. Although the subadvisers to certain of the Series may consider the year 2000 problem when evaluating investment opportunities, there can be no assurance that improperly functioning computers will not affect specific issuers or broad markets.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

 Money Market

Money Market declares its net investment income daily and pays these amounts monthly as a dividend. Money Market does not expect to realize any long-term capital gains, but if it does, these gains will be distributed once a year.

 Other Series

Currently, each Series other than Money Market annually pays as dividends substantially all net investment income (including any short-term capital gains). These Series also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Series, other than Money Market, may pay dividends from net investment income more or less often if the Fund's Board of Trustees deems it appropriate and if such change would not cause such Series to fail to qualify as regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Series to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Series must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Series so elects) of such year.

Dividends and distributions of each Series are automatically reinvested in additional shares of that Series.

TAXES

Each Series is a separate entity for federal income tax purposes and intends to qualify as a regulated investment company under the Internal Revenue Code. So long as a Series distributes all of its net investment income and net capital gains to its shareholders, the Series itself does not pay any federal income tax. Although each Series intends to operate so that it will have no federal income tax liability, if any such liability is incurred, the investment performance of such Series will be adversely affected. In addition, Series investing in foreign securities and currencies may be subject to foreign taxes. These taxes could reduce the investment performance of such Series.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Series in which such accounts invest, must meet certain diversification requirements. Each Series intends to comply with these requirements. If a Series does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable immediately to the holders of such contracts. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Series' financial performance for the past 5 years (or the life of the Series, for these Series that have not been in existence for 5 years). Certain information reflects financial results for a single share of the relevant Series. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 has been audited by Deloitte & Touche, LLP, whose report for 1998, along with the Fund's financial statements, are included in the annual report which is available upon request. Prior to 1997, PriceWaterhouseCoopers L.L.P. acted as the Fund's independent accountants and provided reports which accompanied the financial statements for those periods.

                   BACK BAY ADVISORS MONEY MARKET SERIES

                                          YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------
                                  1994     1995      1996      1997      1998
                                 -------  -------  --------  --------  --------
Net Asset Value, Beginning of
 the Year......................  $100.00  $100.00  $ 100.00  $ 100.00  $ 100.00
                                 -------  -------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income..........     3.89     5.50      4.99      5.08      5.13
                                 -------  -------  --------  --------  --------
    Total from Investment
     Operations................     3.89     5.50      4.99      5.08      5.13
                                 -------  -------  --------  --------  --------
Less Distributions
Distributions from Net
 Investment Income.............    (3.89)   (5.50)    (4.99)    (5.08)    (5.13)
                                 -------  -------  --------  --------  --------
    Total Distributions........    (3.89)   (5.50)    (4.99)    (5.08)    (5.13)
                                 -------  -------  --------  --------  --------
Net Asset Value, End of Year...  $100.00  $100.00  $ 100.00  $ 100.00  $ 100.00
                                 =======  =======  ========  ========  ========
Total Return (%)...............      4.0      5.6       5.1       5.3       5.3
Ratio of Operating Expenses to
 Average Net Assets (%)(a).....     0.40     0.50      0.50      0.45      0.45
Ratio of Net Investment Income
 to Average Net Assets (%).....     3.89     5.50      4.99      5.21      5.15
Net Assets, End of Period
 (000).........................  $73,960  $90,148  $116,999  $111,009  $203,597
The Ratio of Operating Expenses
 to Average New Assets without
 giving effect to the voluntary
 expense limitations would have
 been (%)......................      --      0.51      0.50       --        --

--------

(a) During the periods presented, NEIM voluntarily agreed to bear the Series' operating expenses (other than advisory fees; "operating expenses" does not include brokerage costs, interest, taxes, or extraordinary expenses) in excess on an annual basis of 0.15% of the Series' average daily net assets.

                   BACK BAY ADVISORS BOND INCOME SERIES

                                         YEAR ENDED DECEMBER 31,
                               ------------------------------------------------
                                 1994      1995      1996      1997      1998
                               --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 the Year....................  $ 106.14  $  95.53  $ 108.67  $ 105.63  $ 108.52
                               --------  --------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income........      7.05      7.34      7.72      7.43      6.76
Net Gains or (Losses) on
 Investments (both realized
 and unrealized).............    (10.61)    12.85     (2.70)     4.05      3.00
                               --------  --------  --------  --------  --------
    Total from Investment
     Operations..............     (3.56)    20.19      5.02     11.48      9.76
                               --------  --------  --------  --------  --------
Less Distributions
Distributions from Net
 Investment Income...........     (7.05)    (7.05)    (7.74)    (7.51)    (6.64)
Distributions from Net
 Realized Capital Gains......      0.00      0.00     (0.32)    (1.08)    (1.75)
                               --------  --------  --------  --------  --------
    Total Distributions......     (7.05)    (7.05)    (8.06)    (8.59)    (8.39)
                               --------  --------  --------  --------  --------
Net Asset Value, End of Year.  $  95.53  $ 108.67  $ 105.63  $ 108.52  $ 109.89
                               ========  ========  ========  ========  ========
Total Return (%).............      (3.4)     21.2       4.6      10.9       9.0
Ratio of Operating Expenses
 to Average Net Assets (%)...      0.44      0.55      0.52      0.52      0.48
Ratio of Net Investment
 Income to Average Net
 Assets (%)..................      6.75      7.22      7.22      6.97      6.66
Portfolio Turnover Rate (%)..        82        73        98        40        82
Net Assets, End of Period
 (000).......................  $126,234  $162,712  $180,359  $202,888  $267,791

           SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

                          OCTOBER 31, 1994(A)    YEAR ENDED DECEMBER 31,
                                  TO          ---------------------------------
                           DECEMBER 31, 1994   1995    1996     1997     1998
                          ------------------- ------  -------  -------  -------
Net Asset Value,
 Beginning of Period....        $10.00        $ 9.74  $ 10.85  $ 11.62  $ 12.01
                                ------        ------  -------  -------  -------
Income from Investment
 Operations
Net Investment Income...          0.12          0.58     0.51     0.75     0.80
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.26)         1.30     1.05     0.54    (0.56)
                                ------        ------  -------  -------  -------
    Total from
     Investment
     Operations.........         (0.14)         1.88     1.56     1.29     0.24
                                ------        ------  -------  -------  -------
Less Distributions
Distributions from Net
 Investment Income......         (0.12)        (0.55)   (0.60)   (0.76)   (0.79)
Distributions from Net
 Realized Capital Gains.          0.00         (0.22)   (0.19)   (0.14)   (0.02)
Distributions in excess
 of Net Realized Capital
 Gains..................          0.00          0.00     0.00     0.00    (0.01)
                                ------        ------  -------  -------  -------
    Total Distributions.         (0.12)        (0.77)   (0.79)   (0.90)   (0.82)
                                ------        ------  -------  -------  -------
Net Asset Value, End of
 Period.................        $ 9.74        $10.85  $ 11.62  $ 12.01  $ 11.43
                                ======        ======  =======  =======  =======
Total Return (%)........          (1.4)(b)      19.4     14.4     11.1      2.0
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.85 (c)      0.85     0.85     0.85     0.85
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          7.05 (c)      8.39     7.79     7.32     7.20
Portfolio Turnover Rate
 (%)....................           403 (c)       202      176      258      283
Net Assets, End of
 Period (000)...........        $3,450        $9,484  $35,808  $71,202  $95,450
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          2.01 (c)      2.44     1.19     0.87      --

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) of the Series in excess of an annual expense limit of 0.85% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                  SALOMON BROTHERS U.S. GOVERNMENT SERIES

                          OCTOBER 31, 1994(A)    YEAR ENDED DECEMBER 31,
                                  TO          ---------------------------------
                           DECEMBER 31, 1994   1995    1996     1997     1998
                          ------------------- ------  -------  -------  -------
Net Asset Value,
 Beginning of Period....        $10.00        $ 9.96  $ 11.04  $ 10.83  $ 11.14
                                ------        ------  -------  -------  -------
Income from Investment
 Operations
Net Investment Income...          0.10          0.33     0.58     0.53     0.47
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.04)         1.16    (0.21)    0.40     0.37
                                ------        ------  -------  -------  -------
    Total from
     Investment
     Operations.........          0.06          1.49     0.37     0.93     0.84
                                ------        ------  -------  -------  -------
Less Distributions
Distributions from Net
 Investment Income......         (0.10)        (0.33)   (0.56)   (0.53)   (0.45)
Distributions from Net
 Realized Capital Gains.          0.00         (0.08)   (0.02)   (0.05)   (0.06)
Distributions in Excess
 of Net Realized Capital
 Gains..................          0.00          0.00     0.00    (0.04)    0.00
                                ------        ------  -------  -------  -------
    Total Distributions.         (0.10)        (0.41)   (0.58)   (0.62)   (0.51)
                                ------        ------  -------  -------  -------
Net Asset Value, End of
 Period.................        $ 9.96        $11.04  $ 10.83  $ 11.14  $ 11.47
                                ======        ======  =======  =======  =======
Total Return (%)........           0.6 (b)      15.0      3.3      8.6      7.5
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.70 (c)      0.70     0.70     0.70     0.70
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          5.70 (c)      5.62     6.13     6.42     5.70
Portfolio Turnover Rate
 (%)....................         1,409 (c)       415      388      572      496
Net Assets, End of
 Period (000)...........        $2,012        $7,542  $13,211  $22,143  $45,807
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          2.54 (c)      2.90     1.37     0.98     0.77

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) of the Series in excess of an annual expense limit of 0.70% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.70% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                     BACK BAY ADVISORS MANAGED SERIES

                                         YEAR ENDED DECEMBER 31,
                               ------------------------------------------------
                                 1994      1995      1996      1997      1998
                               --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 the Year....................  $ 137.18  $ 130.30  $ 163.52  $ 170.37  $ 189.85
                               --------  --------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income........      5.42      6.34      6.43      6.38      6.56
Net Gains or (Losses) on
 Investments (both realized
 and unrealized).............     (6.92)    34.33     18.21     38.47     30.50
                               --------  --------  --------  --------  --------
    Total from Investment
     Operations..............     (1.50)    40.67     24.64     44.85     37.06
                               --------  --------  --------  --------  --------
Less Distributions
Distributions from Net
 Investment Income...........     (5.38)    (6.34)    (6.34)    (6.42)    (6.51)
Distributions in Excess of
 Net Investment Income.......      0.00     (0.23)     0.00      0.00      0.00
Distributions from Net
 Realized Capital Gains......      0.00     (0.88)   (11.45)   (18.95)   (12.64)
                               --------  --------  --------  --------  --------
    Total Distributions......     (5.38)    (7.45)   (17.79)   (25.37)   (19.15)
                               --------  --------  --------  --------  --------
Net Asset Value, End of Year.  $ 130.30  $ 163.52  $ 170.37  $ 189.85  $ 207.76
                               ========  ========  ========  ========  ========
Total Return (%).............      (1.1)     31.3      15.0      26.6      19.7
Ratio of Operating Expenses
 to Average Net Assets (%)...      0.54      0.64      0.62      0.61      0.58
Ratio of Net Investment
 Income to Average Net
 Assets (%)..................      3.98      4.06      3.64      3.20      3.15
Portfolio Turnover Rate (%)..        76        51        72        65        25
Net Assets, End of Period
 (000).......................  $121,877  $147,536  $160,888  $188,783  $213,639

                       LOOMIS SAYLES BALANCED SERIES

                          OCTOBER 31, 1994(A)      YEAR ENDED DECEMBER 31,
                                  TO          ------------------------------------
                           DECEMBER 31, 1994   1995     1996      1997      1998
                          ------------------- -------  -------  --------  --------
Net Asset Value,
 Beginning of Period....        $10.00        $  9.94  $ 11.95  $  13.55  $  14.86
                                ------        -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...          0.05           0.26     0.27      0.28      0.38
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.06)          2.20     1.73      1.90      0.97
                                ------        -------  -------  --------  --------
    Total from
     Investment
     Operations.........         (0.01)          2.46     2.00      2.18      1.35
                                ------        -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income......         (0.05)         (0.26)   (0.27)    (0.27)    (0.38)
Distributions in Excess
 of Net Realized Capital
 Gains..................          0.00          (0.19)   (0.13)    (0.60)    (0.32)
                                ------        -------  -------  --------  --------
    Total Distributions.         (0.05)         (0.45)   (0.40)    (0.87)    (0.70)
                                ------        -------  -------  --------  --------
Net Asset Value, End of
 Period.................        $ 9.94        $ 11.95  $ 13.55  $  14.86  $  15.51
                                ======        =======  =======  ========  ========
Total Return (%)........          (0.1)(b)       24.8     16.9      16.2       9.1
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.85 (c)       0.85     0.85      0.85      0.82
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          4.16 (c)       4.03     3.08      2.79      2.72
Portfolio Turnover Rate
 (%)....................             0 (c)         72       59        60        72
Net Assets, End of
 Period (000)...........        $2,722        $18,823  $58,525  $137,443  $190,577
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          3.73 (c)       1.85     0.99      0.86      0.82

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) of the Series in excess of an annual expense limit of 0.85% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                        ALGER EQUITY GROWTH SERIES

                          OCTOBER 31, 1994(A)      YEAR ENDED DECEMBER 31,
                                  TO          -------------------------------------
                           DECEMBER 31, 1994   1995      1996      1997      1998
                          ------------------- -------  --------  --------  --------
Net Asset Value,
 Beginning of Period....        $10.00        $  9.56  $  13.80  $  15.58  $  17.62
                                ------        -------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income...          0.02           0.01      0.04      0.02      0.04
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.44)          4.65      1.78      3.92      8.37
                                ------        -------  --------  --------  --------
    Total from
     Investment
     Operations.........         (0.42)          4.66      1.82      3.94      8.41
                                ------        -------  --------  --------  --------
Less Distributions
Distributions from Net
 Investment Income......         (0.02)         (0.01)    (0.04)    (0.02)    (0.04)
Distributions from Net
 Realized Capital Gains.          0.00          (0.41)     0.00     (1.88)    (0.88)
                                ------        -------  --------  --------  --------
    Total Distributions.         (0.02)         (0.42)    (0.04)    (1.90)    (0.92)
                                ------        -------  --------  --------  --------
Net Asset Value, End of
 Period.................        $ 9.56        $ 13.80  $  15.58  $  17.62  $  25.11
                                ======        =======  ========  ========  ========
Total Return (%)........          (4.2)(b)       48.8      13.2      25.6      47.8
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.85 (c)       0.85      0.90      0.87      0.83
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          1.07 (c)       0.14      0.24      0.12      0.19
Portfolio Turnover Rate
 (%)....................            32 (c)        107        78       137       119
Net Assets, End of
 Period (000)...........        $1,917        $46,386  $120,456  $205,318  $410,726
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          2.74 (c)       2.45      0.90       --        --

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) of the Series in excess of an annual expense limit of 0.85% (through December 31, 1995) of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred. Beginning January 1, 1996, the annual operating expense limit was increased to 0.90% of the Series' average daily net assets.

                        DAVIS VENTURE VALUE SERIES

                          OCTOBER 31, 1994(A)      YEAR ENDED DECEMBER 31,
                                  TO          -------------------------------------
                           DECEMBER 31, 1994   1995      1996      1997      1998
                          ------------------- -------  --------  --------  --------
Net Asset Value,
 Beginning of Period....        $10.00        $  9.62  $  13.10  $  16.09  $  20.80
                                ------        -------  --------  --------  --------
Income from Investment
 Operations
Net Investment Income...          0.03           0.10      0.13      0.18      0.16
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (0.38)          3.68      3.26      5.20      2.84
                                ------        -------  --------  --------  --------
    Total from
     Investment
     Operations.........         (0.35)          3.78      3.39      5.38      3.00
                                ------        -------  --------  --------  --------
Less Distributions
Distributions from Net
 Investment Income......         (0.03)         (0.10)    (0.13)    (0.14)    (0.16)
Distributions from Net
 Realized Capital Gains.          0.00          (0.20)    (0.27)    (0.53)    (0.49)
                                ------        -------  --------  --------  --------
    Total Distributions.         (0.03)         (0.30)    (0.40)    (0.67)    (0.65)
                                ------        -------  --------  --------  --------
Net Asset Value, End of
 Period.................        $ 9.62        $ 13.10  $  16.09  $  20.80  $  23.15
                                ======        =======  ========  ========  ========
Total Return (%)........          (3.5)(b)       39.3      25.8      33.5      14.4
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          0.90 (c)       0.90      0.90      0.90      0.83
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.54 (c)       1.39      1.25      0.94      0.82
Portfolio Turnover Rate
 (%)....................             1 (c)         20        18        17        25
Net Assets, End of
 Period (000)...........        $3,371        $35,045  $108,189  $280,448  $440,351
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          3.97 (c)       1.51      0.96      0.90       --

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes, or other extraordinary expenses) of the Series in excess of an annual expense limit of 0.90% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total operating expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                   GOLDMAN SACHS MIDCAP VALUE SERIES(A)

                                           YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------
                                   1994     1995     1996      1997      1998
                                  -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 Period.........................  $113.67  $112.77  $142.44  $ 157.88  $ 170.59
                                  -------  -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...........     0.59     0.42     0.11      0.00      1.09
Net Gains or (Losses) on
 Investments (both realized and
 unrealized)....................    (0.89)   33.80    24.88     27.12    (11.41)
                                  -------  -------  -------  --------  --------
    Total from Investment
     Operations.................    (0.30)   34.22    24.99     27.12    (10.32)
                                  -------  -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income..............    (0.60)   (0.40)   (0.13)     0.00     (1.09)
Distributions from Net Realized
 Capital Gains..................     0.00    (4.15)   (9.42)   (14.41)   (36.08)
Distributions in excess of Net
 Realized Capital Gains.........     0.00     0.00     0.00      0.00     (0.25)
                                  -------  -------  -------  --------  --------
    Total Distributions.........    (0.60)   (4.55)   (9.55)   (14.41)   (37.42)
                                  -------  -------  -------  --------  --------
Net Asset Value, End of Period..  $112.77  $142.44  $157.88  $ 170.59  $ 122.85
                                  =======  =======  =======  ========  ========
Total Return (%)................     (0.3)    30.4     17.6      17.4      (5.5)
Ratio of Operating Expenses to
 Average Net Assets (%)(b)......     0.84     0.85     0.85      0.85      0.88
Ratio of Net Investment Income
 to Average Net Assets (%)......     0.67     0.37     0.08     (0.16)     0.66
Portfolio Turnover Rate (%).....       67       58       65        49       171
Net Assets, End of Period (000).  $25,622  $48,832  $82,667  $114,617  $112,997
The Ratio of Operating Expenses
 to Average Net Assets without
 giving effect to the voluntary
 expense limitation would have
 been (%).......................     0.84     1.06     0.92      0.86      0.90

--------
(a) On May 1, 1998, GSAM succeeded Loomis, Sayles & Company, L.P. as subadviser to the Series.

(b) Prior to May 1, 1998, NEIM voluntarily agreed to bear the operating expenses (other than the advisory fees; "operating expenses" does not include brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess on an annual basis of 0.15% of the Series' average daily net assets. Commencing May 1, 1998, NEIM voluntarily agreed to reduce its fees or to bear operating expenses of the Series in excess of an annual expense limit of 0.90% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total operating expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                      LOOMIS SAYLES SMALL CAP SERIES

                           MAY 2, 1994(A)        YEAR ENDED DECEMBER 31,
                                 TO         ------------------------------------
                          DECEMBER 31, 1994  1995     1996      1997      1998
                          ----------------- -------  -------  --------  --------
Net Asset Value,
 Beginning of Period....       $100.00      $ 96.61  $118.80  $ 144.29  $ 158.92
                               -------      -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...          0.14         0.85     1.05      1.22      1.24
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............         (3.38)       26.93    35.03     34.11     (4.01)
                               -------      -------  -------  --------  --------
    Total from
     Investment
     Operations.........         (3.24)       27.78    36.08     35.33     (2.77)
                               -------      -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income......         (0.15)       (0.78)   (1.03)    (1.21)    (1.24)
Distributions from Net
 Realized Capital Gains.          0.00        (4.81)   (9.56)   (19.49)    (1.32)
Distributions in excess
 of Net Realized Capital
 Gains..................          0.00         0.00     0.00      0.00     (0.07)
                               -------      -------  -------  --------  --------
    Total Distributions.         (0.15)       (5.59)  (10.59)   (20.70)    (2.63)
                               -------      -------  -------  --------  --------
Net Asset Value, End of
 Period.................       $ 96.61      $118.80  $144.29  $ 158.92  $ 153.52
                               =======      =======  =======  ========  ========
Total Return (%)........          (3.2)(b)     28.9     30.7      24.9      (1.7)
Ratio of Operating
 Expenses to Average Net
 Assets (%)(d)..........          1.00 (c)     1.00     1.00      1.00      1.00
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          0.32 (c)     1.26     1.15      0.97      0.88
Portfolio Turnover Rate
 (%)....................            80 (c)       98       62        87       111
Net Assets, End of
 Period (000)...........       $ 3,105      $27,741  $89,194  $200,105  $238,589
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          2.31 (c)     1.91     1.29      1.14      1.10

--------
(a) Commencement of operations.

(b) Not computed on an annualized basis.

(c) Computed on an annualized basis.

(d) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear operating expenses of the Series in order to limit the Series' total operating expenses (does not include brokerage costs, interest, taxes, or extraordinary expenses) to an annual rate of 1.00% of the Series' average daily net assets.

                     WESTPEAK GROWTH AND INCOME SERIES

                                           YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------
                                   1994     1995     1996      1997      1998
                                  -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 Period.........................  $112.32  $109.03  $141.31  $ 151.77  $ 179.88
                                  -------  -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...........     1.90     1.77     1.78      1.37      1.30
Net Gains or (Losses) on
 Investments (both realized and
 unrealized)....................    (3.25)   37.91    23.69     48.76     42.44
                                  -------  -------  -------  --------  --------
    Total from Investment
     Operations.................    (1.35)   39.68    25.47     50.13     43.74
                                  -------  -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income..............    (1.92)   (1.71)   (1.82)    (1.35)    (1.31)
Distributions from Net Realized
 Capital Gains..................     0.00    (5.69)  (13.19)   (20.57)   (14.07)
Distributions from Paid-In
 Capital........................    (0.02)    0.00     0.00      0.00      0.00
                                  -------  -------  -------  --------  --------
    Total Distributions.........    (1.94)   (7.40)  (15.01)   (21.92)   (15.38)
                                  -------  -------  -------  --------  --------
Net Asset Value, End of Period..  $109.03  $141.31  $151.77  $ 179.98  $ 208.34
                                  =======  =======  =======  ========  ========
Total Return (%)................     (1.2)    36.5     18.1      33.5      24.4
Ratio of Operating Expenses to
 Average Net Assets (%)(a)......     0.85     0.85     0.85      0.82      0.78
Ratio of Net Investment Income
 to Average Net Assets (%)......     2.30     1.63     1.40      0.91      0.80
Portfolio Turnover Rate (%).....      133       92      104        93       100
Net Assets, End of Period (000).  $22,934  $48,129  $82,330  $152,738  $281,557
The Ratio of Operating Expenses
 to Average Net Assets without
 giving effect to the voluntary
 expense limitation would have
 been (%).......................     0.86     1.06     0.91      0.82      0.78

--------

(a) During the periods presented, NEIM voluntarily agreed to bear the operating expenses of the Series (other than the advisory fees; "operating expenses" does not include brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.15% of the Series' average daily net assets.

                        WESTPEAK STOCK INDEX SERIES

                                           YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------
                                   1994     1995     1996      1997      1998
                                  -------  -------  -------  --------  --------
Net Asset Value, Beginning of
 the Year.......................  $ 76.48  $ 75.35  $100.09  $ 119.62  $ 155.76
                                  -------  -------  -------  --------  --------
Income from Investment
 Operations
Net Investment Income...........     1.80     1.88     1.91      1.86      1.92
Net Gains or (Losses) on
 Investments (both realized and
 unrealized)....................    (0.92)   25.89    20.58     36.95     41.60
                                  -------  -------  -------  --------  --------
    Total from Investment
     Operations.................     0.88    27.77    22.49     38.81     43.52
                                  -------  -------  -------  --------  --------
Less Distributions
Distributions from Net
 Investment Income..............    (1.82)   (1.85)   (1.93)    (1.86)    (1.91)
Distributions from Net Realized
 Capital Gains..................    (0.16)   (1.18)   (1.03)    (0.67)    (1.04)
Distributions in Excess of Net
 Realized Capital Gains.........     0.00     0.00     0.00     (0.14)     0.00
Distributions From Paid-In
 Capital........................    (0.03)    0.00     0.00      0.00      0.00
                                  -------  -------  -------  --------  --------
    Total Distributions.........    (2.01)   (3.03)   (2.96)    (2.67)    (2.95)
                                  -------  -------  -------  --------  --------
Net Asset Value, End of Year....  $ 75.35  $100.09  $119.62  $ 155.76  $ 196.33
                                  =======  =======  =======  ========  ========
Total Return (%)................      1.1     36.9     22.5      32.5      27.9
Ratio of Operating Expenses to
 Average Net Assets (%)(a)......     0.33     0.40     0.40      0.40      0.37
Ratio of Net Investment Income
 to Average Net Assets (%)......     2.59     2.20     1.84      1.41      1.16
Portfolio Turnover Rate (%).....        2        5        4         3         3
Net Assets, End of Period (000).  $37,164  $58,671  $80,764  $126,584  $186,278
The ratio of operating expenses
 to Average Net Assets without
 giving effect to the voluntary
 expense limitation would have
 been (%).......................      --      0.54     0.50      0.43       --

--------

(a) During the periods presented, NEIM voluntarily agreed to bear the operating expenses (other than advisory fees; "operating expenses" does not include brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess on an annual basis of 0.15% of the Series' average daily net assets.

           MORGAN STANLEY INTERNATIONAL EQUITY MAGNUM SERIES(A)

                          OCTOBER 31, 1994(B)     YEAR ENDED DECEMBER 31,
                                  TO          ----------------------------------
                           DECEMBER 31, 1994   1995     1996     1997     1998
                          ------------------- -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....        $10.00        $ 10.23  $ 10.73  $ 11.29  $ 10.86
                                ------        -------  -------  -------  -------
Income from Investment
 Operations
Net Investment Income...          0.03           0.09     0.06     0.08     0.14
Net Gains or (Losses) on
 Investments (both
 realized and
 unrealized)............          0.23           0.53     0.68    (0.23)    0.66
                                ------        -------  -------  -------  -------
    Total from
     Investment
     Operations.........          0.26           0.62     0.74    (0.15)    0.80
                                ------        -------  -------  -------  -------
Less Distributions
Distributions from Net
 Investment Income......         (0.02)         (0.09)   (0.02)   (0.09)   (0.12)
Distributions in Excess
 of Net Investment
 Income.................          0.00          (0.03)    0.00     0.00    (0.03)
Distributions from Net
 Realized Capital Gains.          0.00           0.00    (0.16)   (0.08)   (0.11)
Distributions in Excess
 of Net Realized Capital
 Gains..................          0.00           0.00     0.00    (0.11)    0.00
Distributions From Paid-
 In Capital.............         (0.01)          0.00     0.00     0.00     0.00
                                ------        -------  -------  -------  -------
    Total Distributions.         (0.03)         (0.12)   (0.18)   (0.28)   (0.26)
                                ------        -------  -------  -------  -------
Net Asset Value, End of
 the Period.............        $10.23        $ 10.73  $ 11.29  $ 10.86  $ 11.40
                                ======        =======  =======  =======  =======
Total Return (%)........           2.6 (c)        6.0      6.9     (1.3)     7.3
Ratio of Operating
 Expenses to Average Net
 Assets (%)(e)..........          1.30 (d)       1.30     1.30     1.30     1.30
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.56 (d)       1.29     0.67     0.96     1.07
Portfolio Turnover Rate
 (%)....................             4 (d)         89       64      115       40
Net Assets, End of
 Period (000)...........        $2,989        $16,268  $39,392  $53,035  $68,169
The Ratio of Operating
 Expenses to Average Net
 Assets without giving
 effect to the voluntary
 expense limitation
 would have been (%)....          5.38 (d)       3.12     1.66     1.59     1.40

--------
(a) On May 1, 1997, MSAM succeeded Draycott Partners, Ltd. as investment subadviser of the Series.

(b) Commencement of operations.

(c) Not computed on an annualized basis.

(d) Computed on an annualized basis.

(e) During the periods presented, NEIM voluntarily agreed to reduce its fees or to bear the operating expenses (does not include brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess of an annual expense limit of 1.30% of the Series' average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' total operating expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the Series' total operating expenses in such subsequent year to exceed the 1.30% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                            NEW ENGLAND ZENITH FUND

             501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
                                (800) 356-5015

STATEMENT OF ADDITIONAL INFORMATION (SAI)

  The Fund's SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

SHAREHOLDER REPORTS

  The Fund's annual and semi-annual reports to shareholders contain additional information about each Series. The Fund's annual report discusses the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The financial statements in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus.

TO OBTAIN COPIES OF THESE MATERIALS:

  You may obtain free copies of the SAI or shareholder reports, request other information about a Series, or make shareholder inquiries by calling toll free
(800) 356-5015 or by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

  You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call (800)-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by writing the Public Reference Station of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

  New England Zenith Fund's Investment Company Act file number is 811-3728.